Long-Term Debt (Tables) - LCP Edge Intermediate, Inc. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Long-term debt

HydraFacial’s long-term debt consists of the following as of the periods indicated (in thousands):

	March 31, 2021	December 31, 2020
Revolver	$5,000	$—
Current portion of Term Loan	1,772	1,772
Current portion of deferred financing costs	(1,575)	(1,260)

Current portion of long-term debt, net	5,197	512
Term Loan, net of current portion	184,661	184,175
Term A Loan	34,648	33,395
Long-term portion of deferred financing costs	(837)	(1,546)

Long-term debt, net	218,472	216,024

Total debt, net	$223,669	$216,536

HydraFacial’s long-term debt consists of the following at December 31, 2020 and 2019:

(in thousands)	2020	2019
Revolver	$—	$8,500
Current portion of Term Loan	1,772	1,772
Current portion of deferred financing costs	(1,260)	(1,345)

Current portion of long-term debt, net	512	8,927
Term Loan, net of current portion	184,175	183,222
Term A Loan	33,395	—
Long-term portion of deferred financing costs	(1,546)	(2,372)

Long-term debt, net	216,024	180,850

Total debt, net	$216,536	$189,777

Scheduled debt principal payment

Scheduled payments of principal on Hydrafacial’s long-term debt, excluding deferred financing costs for the future years ending December 31, are as follows:

(in thousands)	Scheduled Payments
2021	$1,772
2022	184,175
2023	33,395
2024	—
2025	—

Total	$219,342